WARRANTS (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Number of outstanding balance, beginning	9,166,076	9,166,076	8,591,076
Granted			575,000
Expired	(2,575,000)
Number of outstanding balance, ending	6,591,076	9,166,076	9,166,076
Weighted average exercise price, balance at beginning	$ 3.74	$ 3.74	$ 3.86
Weighted average exercise, Granted			2.00
Weighted average exercise price, balance at ending	$ 2.15	$ 3.74	$ 3.74
Weighted average remaining contractual life (in years) Outstanding, Beginning balance	1 year 9 months 26 days	2 years 9 months 26 days	3 years 8 months 1 day
Weighted average remaining contractual life (in years), Granted			5 years 18 days
Weighted average remaining contractual life (in years) Outstanding, Ending balance	1 year 1 month 6 days	1 year 9 months 25 days	2 years 9 months 25 days